Dissolution of Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2017
Discontinued Operations and Disposal Groups [Abstract]
Summary of Gain on Dissolution of Subsidiaries

	2016	2017	2017
	Rmb	Rmb	US$
Net assets disposed of:
Other long term assets	—	6	1
Income taxes payable	—	(6,466)	(994)

Gain on dissolution of subsidiaries	—	(6,460)	(993)